Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41147
Entity Registrant Name	AMAZE HOLDINGS, INC.
Entity Central Index Key	0001880343
Entity Tax Identification Number	87-3905007
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	150 Paularino Ave.
Entity Address, Address Line Two	Suite D-200
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(855)
Local Phone Number	766-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false